UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen J. Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Municipal Income ETF
FTMU | NYSE Arca, Inc.
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Municipal Income ETF (previously known as Putnam Tax Exempt Income Fund) for the period  October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Municipal Income ETF	$26	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$474,413,878
Total Number of Portfolio Holdings	257
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal Income ETF	PAGE 1	48363-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Municipal Income ETF
(Formerly known as Putnam Tax Exempt Income Fund)
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 88.9%
Alabama — 1.0%
Black Belt Energy Gas District, AL, Gas Project Revenue, Series G	5.000%	10/1/35	$3,000,000	$3,127,382
Southeast Energy Authority, AL, Cooperative District Energy Supply Revenue:
Series A	5.000%	6/1/35	780,000	785,008 (a)(b)
Series H	5.000%	11/1/35	1,000,000	1,045,174
Total Alabama				4,957,564
Arizona — 2.0%
Arizona State IDA, Education Revenue, Aliante and Skye Canyon Campus Project	4.000%	12/15/51	700,000	540,571 (c)
Glendale, AZ, IDA Revenue, Series 2016, Refunding	5.000%	5/15/39	3,500,000	3,417,596
Maricopa County, AZ, IDA Education Revenue:
Horizon Community Learning Center Project, Series 2016, Refunding	5.000%	7/1/35	350,000	350,408
Reid Traditional Schools Project	5.000%	7/1/36	250,000	248,828
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series B, NATL	5.500%	7/1/43	1,000,000	1,177,092
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	100,000	100,012 (c)
Great Hearts Academies, Series A	5.000%	7/1/44	1,000,000	1,000,694
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.500%	12/1/29	1,900,000	2,019,252
Series 2007	5.000%	12/1/37	500,000	528,072
Yavapai County, AZ, IDA Education Revenue, Ariona Agribusiness & Equine Center Inc., Project, Series 2012	5.000%	3/1/32	175,000	175,053 (c)
Total Arizona				9,557,578
California — 8.6%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	2,000,000	2,027,435 (a)(b)
Clean Energy Project, Green Bonds, Series A-1	5.000%	2/1/36	1,000,000	1,057,960 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	3/1/36	4,750,000	4,937,067
California State Community Housing Agency Essential Housing Revenue:
Aster, Senior Bonds, Series A-1	4.000%	2/1/56	850,000	696,299 (c)
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Fountains at Emerald Park, Series A	3.000%	8/1/56	$5,975,000	$4,019,851 (c)
California State MFA Revenue, Terry Manor Apartments, Series A, FNMA - Collateralized HUD Section 8	4.200%	8/1/40	3,550,000	3,528,511
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,500,331 (c)(d)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Anaheim Social Bond, Series A-2	3.250%	4/1/57	1,600,000	1,137,299 (c)
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	2,350,000	1,572,220 (c)
Dublin, Social Bonds, Series A	3.000%	2/1/57	4,300,000	2,980,319 (c)
Pasadena, Social Bonds	3.000%	12/1/56	3,250,000	2,208,239 (c)
City & County of San Francisco, CA, Community Facilities District No 1, Special Tax Revenue, Series A	4.000%	9/1/42	2,000,000	1,841,911 (c)
Los Angeles, CA, Community Facilities District, Special Tax Revenue, Series 2021	4.000%	9/1/46	1,460,000	1,300,959
Los Angeles, CA, Department of Airports Revenue:
Refunding	5.000%	5/15/46	5,000	5,500 (d)(e)
Subordinated, Los Angeles International Airport, Series C, Refunding	4.000%	5/15/35	1,500,000	1,517,351 (d)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series 2022	5.000%	7/1/46	1,000,000	1,027,504
Menifee Union School District, CA, Special Tax Revenue:
Improvement Area Five, Series 2021	4.000%	9/1/41	800,000	757,347
Improvement Area Five, Series 2021	4.000%	9/1/45	860,000	777,152
M-S-R Energy Authority, CA, Natural Gas Revenue, Series A	6.500%	11/1/39	2,250,000	2,669,370
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/35	3,000,000	3,211,921 (d)
Total California				40,774,546
Colorado — 3.0%
Aurora, CO, Crossroads Metropolitan District No 2, GO, Convertible CAB, Series A-1, Refunding, Step bond (0.000% to 12/1/37 then 6.250%)	0.000%	12/1/55	950,000	866,601
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.500%	11/15/35	$2,000,000	$2,231,919 (d)
Series A, Refunding	5.000%	11/15/37	1,450,000	1,544,352 (d)
Series A, Refunding	5.500%	11/15/38	2,100,000	2,305,150 (d)
Colorado State Health Facilities Authority Revenue:
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	1,255,000	1,238,568
Valley View Hospital Association Project	5.000%	5/15/45	1,000,000	1,000,387
Denver, CO, Health & Hospital Authority Revenue, Series 2025	6.000%	12/1/55	250,000	263,815
District of Vauxmont Metropolitan, CO, GO, Series 2019, Refunding, AG	3.250%	12/15/50	938,000	810,066
E-470 Public Highway Authority Revenue, CO, Series A, Refunding, NATL	0.000%	9/1/34	5,000,000	3,758,463
Total Colorado				14,019,321
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Masonicare Issue, Series F, Refunding	5.000%	7/1/34	1,500,000	1,502,331
Stamford Hospital Issue, Series M, Refunding	5.000%	7/1/34	600,000	640,195
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series B	4.100%	11/15/39	1,685,000	1,631,072
Total Connecticut				3,773,598
Delaware — 0.1%
Delaware State EDA Revenue, Charter Schools Revenue, Series 2022, Refunding	4.000%	6/1/42	730,000	627,621
District of Columbia — 4.6%
District of Columbia Revenue:
GO, Series A, Refunding	5.000%	1/1/45	5,000,000	5,264,315
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	2,500,000	2,522,289
Series A, Refunding	5.000%	7/1/48	1,250,000	1,207,572
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A	0.000%	10/1/37	11,000,000	6,388,639
Series B, Refunding	4.000%	10/1/36	1,490,000	1,490,745
Series B, Refunding	4.000%	10/1/37	3,140,000	3,098,966
Series B, Refunding	4.000%	10/1/44	2,055,000	1,873,881
Total District of Columbia				21,846,407
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — 2.5%
Capital Trust Authority, AL Educational Facilities Revenue, Florida Institute of Technology Project, Series A	5.250%	7/1/55	$335,000	$315,817 (c)
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project, Series 2025	6.125%	10/1/55	1,500,000	1,535,257 (d)
Double Branch, FL, Community Development District, Special Assessment Revenue, Senior Lien, Series A, Refunding	4.250%	5/1/34	890,000	885,740
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	6.250%	5/1/56	800,000	815,411
Florida State Development Finance Corp. Educational Facilities Revenue:
Series 2021	4.000%	7/1/45	600,000	494,786
Series 2021	4.000%	7/1/55	750,000	561,864
Florida State Development Finance Corp. Healthcare Facilities Revenue, UF Health Jacksonville Project, Refunding	5.000%	2/1/52	1,000,000	926,321
Florida State Development Finance Corp. Senior Living Revenue, Series 2021, Refunding	5.000%	6/1/51	1,300,000	1,177,904 (c)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Southeast Sector Project, Series 2025	6.000%	5/1/56	525,000	542,736
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,250,000	1,322,621
Seminole County, FL, IDA Revenue:
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/36	315,000	295,419 (c)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/41	425,000	371,657 (c)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/51	830,000	634,333 (c)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/56	805,000	592,156 (c)
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/42	830,000	394,927
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	4.000%	10/15/39	500,000	494,793
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	$695,000	$647,642 (c)
Total Florida				12,009,384
Georgia — 2.2%
Atlanta, GA, Development Authority Revenue:
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/50	100,000	102,516 (c)
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/55	100,000	101,607 (c)
DeKalb County, GA, Housing Authority Revenue, Series 2024	4.000%	3/1/34	5,000,000	4,958,702
Georgia State Municipal Electric Authority, Power Revenue, Georgia Project 1, Subordinated, Series B, Refunding, BAM	5.250%	1/1/54	1,750,000	1,801,841
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series E	5.000%	6/1/31	3,300,000	3,494,588 (a)(b)
Total Georgia				10,459,254
Idaho — 0.3%
Idaho State Health Facilities Authority Revenue, Series A, Refunding	4.375%	3/1/53	1,515,000	1,388,018
Illinois — 7.1%
Chicago, IL, Board of Education, GO:
Dedicated, Series B, Refunding	5.000%	12/1/40	1,800,000	1,739,731
Dedicated, Series C	5.250%	12/1/39	1,500,000	1,443,488
Series A	5.000%	12/1/35	1,910,000	1,919,962
Chicago, IL, GO:
Series A	6.000%	1/1/50	1,500,000	1,549,898
Series A, Refunding	4.000%	1/1/36	3,850,000	3,628,803
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A	5.500%	1/1/55	3,825,000	3,936,810 (d)
Senior Lien, Series E, BAM	5.000%	1/1/60	1,000,000	986,873 (d)
Illinois State Finance Authority Revenue:
Bondana-Champaign, Learning Facility	5.250%	10/1/53	2,500,000	2,574,997
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/51	1,500,000	1,243,063
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project, Series 2023	5.000%	10/1/48	2,500,000	2,561,039
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	$500,000	$464,041
Illinois State, GO:
Series A	5.000%	12/1/31	2,870,000	2,943,519
Series B	5.250%	5/1/40	2,650,000	2,800,204
Series B	5.250%	5/1/41	1,250,000	1,312,318
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/52	2,900,000	2,439,994
St. Clair County, IL, USD:
School Facilities Improvement District No 187, GO, Series A, AG	5.000%	1/1/49	1,000,000	1,002,328
School Facilities Improvement District No 187, GO, Series A, AG	5.000%	1/1/54	1,000,000	982,021
Total Illinois				33,529,089
Indiana — 2.1%
Indiana State Finance Authority Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,677,997
Greenwood Village South Project, Series A	5.750%	5/15/60	1,000,000	1,005,475
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,068,795
Indianapolis, IN, Local Public Improvement Bond Bank:
Series A	5.250%	2/1/54	3,500,000	3,556,366
Series B	4.125%	2/1/52	3,185,000	2,879,629
Total Indiana				10,188,262
Iowa — 1.0%
Iowa State Finance Authority Revenue, Series A, Refunding	4.000%	5/15/46	3,850,000	3,256,208
Iowa State Higher Education Loan Authority Revenue, University of Dubuque Project	6.000%	10/1/55	1,490,000	1,534,705
Total Iowa				4,790,913
Kentucky — 0.6%
Kentucky State PEA, Gas Supply Revenue, Series B	5.000%	12/1/33	1,505,000	1,519,908
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A, Refunding	5.000%	10/1/31	$1,135,000	$1,144,497
Total Kentucky				2,664,405
Louisiana — 2.1%
Louisiana State PFA Revenue:
Calcasieu River Bridge, Public-Private Partnership Project, Series 2024	5.500%	9/1/59	3,250,000	3,275,686 (d)
Ochsner Clinic Foundation Project, Series A, Refunding	5.250%	5/15/55	2,500,000	2,565,406
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	4,000,000	3,993,844 (a)(b)
Total Louisiana				9,834,936
Maryland — 0.2%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligated Group, Series A, Refunding	5.000%	1/1/36	750,000	758,180
Massachusetts — 0.8%
Massachusetts State HFA Revenue, Series A, Refunding	5.100%	12/1/30	590,000	590,560 (d)
Massachusetts State Port Authority Revenue, Series B, Refunding	4.000%	7/1/46	3,500,000	3,166,681 (d)
Total Massachusetts				3,757,241
Michigan — 1.3%
Detroit, MI, GO:
Financial Recovery, Series B-1 Step bond (0.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	2,137,784	1,648,287 (b)
Unlimited Tax, Series C	6.000%	5/1/43	500,000	551,676
Kentwood, MI, EDC Revenue:
Series 2021	4.000%	11/15/45	1,125,000	967,767
Series 2022, Refunding	4.000%	11/15/31	425,000	426,161
Series 2022, Refunding	4.000%	11/15/43	695,000	620,526
Michigan State Finance Authority Revenue:
Series 2015, Refunding	5.000%	12/1/45	250,000	228,180
Series 2017, Refunding	5.250%	2/1/32	1,855,000	1,862,582
Michigan State HDA Revenue, Rental Housing, Series A	4.450%	10/1/34	100,000	100,025
Total Michigan				6,405,204
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.7%
Duluth, MN, EDA Revenue:
Benedictine Health System, Series A, Refunding	4.000%	7/1/31	$1,000,000	$973,472
Benedictine Health System, Series A, Refunding	4.000%	7/1/36	1,250,000	1,162,915
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	1,150,000	1,158,483
Total Minnesota				3,294,870
Mississippi — 0.4%
Gulfport, MS, Hospital Revenue, Series 2025	5.500%	7/1/55	1,875,000	1,899,420
Missouri — 3.6%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series A	4.000%	3/1/39	5,215,000	5,005,261 (d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	2,700,000	2,701,624 (d)
Missouri State HEFA Revenue:
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	1,400,000	1,285,468
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/45	1,750,000	1,589,617
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/34	2,000,000	1,919,533
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/40	2,300,000	2,134,060
St. Louis, MO, Municipal Finance Corp., Series 2020, AG	5.000%	10/1/45	2,250,000	2,295,719
Total Missouri				16,931,282
Nebraska — 0.6%
Omaha, NE, Public Power District, Electric System Revenue, Series A	5.250%	2/1/48	2,500,000	2,637,953
Nevada — 0.2%
Las Vegas, NV, Special Improvement District No 818, Special Assessment Revenue, Local Improvement Bonds, Series 2024	5.000%	12/1/54	1,200,000	1,148,048
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 1.8%
National Finance Authority, NH, Revenue:
Grace Christian School Project	6.000%	8/1/65	$1,000,000	$979,031
Social Certificates, Series 2	3.625%	8/20/39	3,351,694	3,152,446
New Hampshire State Health & Education Facilities Authority Act Revenue, Refunding	5.000%	10/1/37	4,500,000	4,515,109
Total New Hampshire				8,646,586
New Jersey — 2.1%
New Jersey State EDA Revenue:
Central Jersey College Prep Charter School Project, Series 2025	5.250%	11/1/60	430,000	415,927
Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Refunding, AG	5.000%	6/1/37	1,250,000	1,267,856
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,000,000	3,036,758 (d)
Passaic County, NJ, Improvement Authority Revenue, Paterson Arts and Science Charter School Project, Series 2023	5.375%	7/1/53	1,000,000	1,000,943
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/36	4,000,000	4,123,793
Total New Jersey				9,845,277
New Mexico — 0.8%
Farmington, NM, Revenue, Public Service Company of New Mexico San Juan Project, Series B, Refunding	2.150%	4/1/33	2,000,000	1,731,131
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series 2012, Refunding	5.000%	5/15/32	2,155,000	2,156,129
Total New Mexico				3,887,260
New York — 8.1%
New York City, NY, HDC, MFH Revenue:
Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	4,000,000	2,500,872
Sustainable Development, Green Bonds, Series J	3.350%	11/1/65	5,670,000	4,064,016
New York State Liberty Development Corp. Revenue:
1 World Trade Center Project, Series 2021, Refunding	2.750%	2/15/44	5,250,000	3,901,649
4 World Trade Center Project, Green Bonds, Refunding, BAM-TCRS	3.000%	11/15/51	3,500,000	2,532,702
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Transportation Development Corp., Exempt Facility Revenue, New York State Thruway Service Area Project, Series 2021	4.000%	10/31/46	$2,000,000	$1,790,733 (d)
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,000,000	1,999,915 (d)
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/44	10,000,000	10,641,887
Oneida Indian Nation of New York, NY:
Series A	8.000%	9/1/40	575,000	582,553 (c)
Tax Exempt Bonds	6.000%	9/1/43	825,000	885,638 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 207, Refunding	5.000%	9/15/29	3,525,000	3,650,843 (d)
Triborough Bridge & Tunnel Authority, NY, Revenue, Sales Tax-MTA Bridges & Tunnels, Series A	5.250%	5/15/57	5,600,000	5,785,699
Total New York				38,336,507
North Carolina — 0.4%
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
Series A	5.000%	10/1/39	250,000	261,435
Series A	5.125%	10/1/54	1,500,000	1,507,292
Total North Carolina				1,768,727
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	2,000,000	1,497,562
North Dakota State HFA Revenue, Housing Mortgage Finance, Series A	5.000%	7/1/50	500,000	502,811
Total North Dakota				2,000,373
Ohio — 1.5%
Cleveland Cuyahoga County, OH, Port Authority Revenue:
Cleveland Museum of Natural History Project, Series 2021	4.000%	7/1/46	950,000	833,366
Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/53	2,500,000	2,485,037
Hamilton County, OH, Revenue, Life Enriching Communities Project, Series 2012, Refunding	5.000%	1/1/32	655,000	655,590
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Hospital Revenue:
Cleveland Clinic Health System Obligated Group, Series A, Refunding	4.000%	1/1/43	$15,000	$15,343 (e)
Premier Health Partners Obligated Group, Series 2020, Refunding	4.000%	11/15/41	455,000	409,144
Port of Greater Cincinnati, OH, Development Authority Revenue, Duke Energy Convention Center Project, Series A, Refunding	5.000%	12/1/58	2,740,000	2,763,355
Total Ohio				7,161,835
Pennsylvania — 3.6%
Allegheny County, PA, Airport Authority Revenue, Series A, AG	4.000%	1/1/46	3,500,000	3,155,002 (d)
Chester County, PA, IDA Revenue, Series A	5.000%	8/1/30	720,000	720,312
Indiana County, PA, IDA Revenue, Foundation For Indiana University Of Pennsylvania Project, Refunding, BAM	4.000%	5/1/54	1,000,000	879,141
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022, AG	5.750%	12/31/62	2,250,000	2,332,247 (d)
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series A	4.900%	12/1/44	5,000,000	5,032,959
Subordinated, Series A	4.000%	12/1/49	2,160,000	1,926,700
Philadelphia, PA, Authority for IDR:
Independence Charter School, West Project, Series 2019	4.000%	6/15/29	175,000	172,900
Independence Charter School, West Project, Series 2019	5.000%	6/15/39	500,000	492,489
St. Joseph’s University, Series 2017	5.000%	11/1/47	1,155,000	1,183,966 (e)
St. Joseph’s University, Series 2017, Unrefunded	5.000%	11/1/47	1,195,000	1,159,643
Total Pennsylvania				17,055,359
Puerto Rico — 0.9%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	1,550,000	1,498,036
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	2,900,000	2,704,430
Total Puerto Rico				4,202,466
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.9%
Rhode Island State Student Loan Authority Revenue, Series A	5.000%	12/1/44	$985,000	$967,399 (d)
Tobacco Settlement Financing Corp., RI, Revenue, Series B, Refunding	5.000%	6/1/50	3,250,000	3,184,572
Total Rhode Island				4,151,971
South Carolina — 2.7%
South Carolina State Jobs, EDA Hospital Facilities Revenue:
Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,300,000	1,189,583
Series A	5.500%	11/1/54	5,000,000	5,210,314
South Carolina State Public Service Authority Revenue:
Santee Cooper, Series B, Refunding	5.000%	12/1/46	2,500,000	2,605,103
Series A, Refunding	5.000%	12/1/36	1,300,000	1,305,317
Series A, Unrefunded	5.000%	12/1/36	2,700,000	2,706,303
Total South Carolina				13,016,620
South Dakota — 0.3%
Lincoln County, PA, IDA Revenue, Augustana College Association Project, Series A, Refunding	4.000%	8/1/41	1,400,000	1,238,504
Tennessee — 2.9%
Johnson City, TN, Health & Educational Facilities Board Revenue, Tapestry at Roan Hill Project, HUD Section 8	3.600%	12/1/26	3,000,000	3,014,550 (a)(b)
Knox County, TN, Health, Educational & Housing Facility Board Revenue:
University Health System Inc., Series A-1, BAM	5.250%	7/1/49	1,250,000	1,289,238
University Health System Inc., Series A-1, BAM	5.500%	7/1/54	1,000,000	1,043,177
University Health System Inc., Series A-1, BAM	5.500%	7/1/59	1,750,000	1,817,474
Williamson County, TN, Industrial Development Board Revenue, Series 2023, HUD Section 8	5.000%	5/1/27	6,625,000	6,702,217 (a)(b)
Total Tennessee				13,866,656
Texas — 7.2%
Anna, TX, Special Assessment Revenue, Sherley Tract Public Improvement District No 2, Series 2025	5.875%	9/15/51	679,000	694,419 (c)
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Arlington, TX, Higher Education Finance Corp., Education Revenue, Riverwalk Education Foundation Inc., PSF - GTD	4.500%	8/15/60	$1,000,000	$933,581
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	1,125,000	1,100,124 (c)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, Series A, PSF - GTD	4.000%	8/15/47	1,410,000	1,281,115
Series 2024, PSF - GTD	4.500%	8/15/54	2,280,000	2,123,963
Yes Prep Public Schools Inc., PSF - GTD	4.250%	4/1/48	2,525,000	2,357,071
FW Texas Street PFC Residential Development Revenue, River District Project, Series 2025	5.000%	5/1/38	1,500,000	1,578,331
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.500%	8/1/42	500,000	528,800 (d)
First Lien, Series A	5.500%	8/1/43	400,000	420,602 (d)
First Lien, Series A	5.500%	8/1/44	550,000	574,577 (d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series A, Refunding	5.000%	6/1/28	830,000	823,001
Houston, TX, HFC Revenue, Series 2025	5.250%	10/1/54	1,250,000	1,190,319
Irving, TX, Hotel Occupancy Tax Revenue:
Refunding	5.000%	8/15/33	240,000	244,832
Refunding	5.000%	8/15/34	300,000	306,040
Refunding	5.000%	8/15/36	430,000	436,031
Refunding	5.000%	8/15/39	600,000	601,953
Series 2019, Refunding	5.000%	8/15/31	100,000	102,634
Lake Houston, TX , Redevelopment Authority Revenue:
Refunding	3.000%	9/1/34	150,000	134,082
Refunding	3.000%	9/1/37	220,000	186,957
Refunding	3.000%	9/1/38	200,000	166,988
Refunding	3.000%	9/1/39	250,000	204,294
Refunding	3.000%	9/1/40	225,000	180,088
Refunding	3.000%	9/1/44	500,000	365,828
Refunding	3.000%	9/1/47	600,000	415,088
Lower Colorado River, TX, Authority Revenue, Series A, Refunding	6.000%	5/15/52	3,250,000	3,463,583
Matagorda County, TX, Navigation District No 1, Revenue, AEP Texas Central Co., Refunding, Series A, AMBAC	4.400%	5/1/30	2,250,000	2,337,899
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope, TX, Cultural Education Facilities Finance Corp. Capital Improvement Revenue, Texas A&M University, Cain Hall Redevelopment Project, Series 2018, AG	4.000%	7/1/48	$1,705,000	$1,460,365
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/55	250,000	200,893
Port Authority of Houston of Harris County, TX, Series 2023	5.000%	10/1/48	5,745,000	5,897,111
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	2,750,000	2,773,037
Texas State Community Housing & EDC Revenue, Senior Lien, Agape Helotes, Series A-1	6.250%	1/1/65	1,175,000	1,080,791 (c)
Total Texas				34,164,397
Utah — 1.0%
Utah State Building Ownership Authority, Lease Revenue, Series 2022	5.000%	5/15/41	2,960,000	3,156,986
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue:
Series 2021	4.000%	10/15/33	1,225,000	1,200,237
Series 2021	4.000%	10/15/41	500,000	457,123
Total Utah				4,814,346
Virginia — 0.8%
Henrico County, VA, EDA Revenue, Refunding, AG	5.929%	8/23/27	3,550,000	3,649,476 (f)
Washington — 2.9%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.875%	12/1/49	3,325,000	3,626,582
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2022, Refunding	5.000%	8/1/41	2,000,000	2,097,457 (d)
Series B, Refunding	5.000%	8/1/37	1,500,000	1,597,062 (d)
Series B, Refunding	5.000%	8/1/38	3,000,000	3,173,658 (d)
Series B, Refunding	5.000%	8/1/47	1,000,000	1,015,558 (d)
Washington State HFC Revenue:
Non-Profit Housing, Blakeley and Laurel Villages Portfolio, Series A, BAM	5.250%	7/1/64	1,000,000	994,805 (c)
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Social Certificates, Series 2024	3.812%	3/1/50	$1,087,836	$1,048,534 (b)
Total Washington				13,553,656
West Virginia — 0.1%
Ohio County, WV, Tax Increment Revenue, The Highlands Project, Series 2024, Refunding	5.250%	6/1/53	750,000	731,692
Wisconsin — 4.7%
Public Finance Authority, WI, Revenue:
Charter School Certificates, Series 1	5.750%	7/1/62	1,388,315	1,426,474
Conference Center Facilities Revenue, Series A	4.000%	9/1/56	2,000,000	1,443,383 (c)
Georgia SR 400 Express Lanes Project	5.750%	12/31/65	1,000,000	1,021,379 (d)
Georgia SR 400 Express Lanes Project	6.500%	12/31/65	500,000	545,991 (d)
Grand Hyatt San Antonio Hotel Acquisition Project, Series A	5.000%	2/1/62	2,000,000	1,888,365
Multi-Family Affordable Housing Certificates, Series 1	6.810%	4/28/36	1,600,000	1,641,330 (c)
Roseman University Of Health Sciences, Refunding	4.000%	4/1/42	20,000	21,005 (c)(e)
Roseman University Of Health Sciences, Unrefunded	4.000%	4/1/42	830,000	742,196 (c)
Senior Airport Facilities, Trips Obligated Group, Series B, Refunding	5.250%	7/1/28	340,000	340,294 (d)
Series 2025, Refunding	5.250%	6/15/65	250,000	222,103
St. James Place Project, Tax-Exempt Bond, Series A-1	6.750%	12/1/60	900,000	909,987 (c)
Student Housing, Series A	5.750%	7/1/53	2,000,000	1,911,896 (c)
Wisconsin State HEFA Revenue:
Series A	5.500%	2/15/54	2,200,000	2,269,744
Series A, Refunding	4.000%	4/1/36	7,825,000	7,900,040
Total Wisconsin				22,284,187

Total Municipal Bonds (Cost — $427,364,382)				421,628,989
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 8.7%
Alaska — 1.4%
Alaska State Industrial Development and Export Authority Revenue, Tanana Chief Conference Project, Series 2019A	4.000%	10/1/44	6,930,000	6,434,634
Colorado — 1.3%
City and County of Denver, CO, Department of Aviation Airport Revenue, Series 2022D	5.750%	11/15/37	5,675,000	6,318,518
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

District of Columbia — 0.4%
Metropolitan Washington Airports Authority Revenue, Dulles Metrorail and Capital Improvement Projects	4.000%	10/1/53	$2,050,000	$1,694,257
Florida — 1.3%
Orange County, FL, Health Facilities Authority Revenue, Series 2022	4.000%	10/1/52	7,265,000	6,134,018
Nevada — 0.8%
Las Vegas, NV, Convention Center Authority Revenue, Series B	5.000%	7/1/43	3,900,000	3,986,141
New York — 2.5%
New York State Personal Income Tax Revenue, Green Bonds, Series 2022C	5.000%	3/15/54	7,200,000	7,308,424
Port Authority of New York and New Jersey Consolidated Bonds, Series 2018	5.000%	11/1/49	4,745,000	4,790,832
Total New York				12,099,256
Texas — 1.0%
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	4,500,000	4,546,101

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $41,365,095)				41,212,925
Collateralized Mortgage Obligations(h) — 3.7%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2019-ML05 AUS	3.400%	1/25/36	2,930,933	2,800,472
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2024-ML22 AUS	4.270%	10/25/40	2,709,054	2,751,231 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily VRD Certificates, M053 A	2.550%	6/15/35	6,525,000	5,826,157
New Hampshire Business Finance Authority, 2024-1 A	4.150%	10/20/40	1,496,271	1,481,260 (a)(b)
New Hampshire Business Finance Authority, 2024-1 A	4.250%	7/20/41	1,951,812	1,920,878
Washington State Housing Finance Commission, 2023-1 A	3.375%	4/20/37	3,218,797	2,981,514

Total Collateralized Mortgage Obligations (Cost — $18,344,997)				17,761,512
Total Investments before Short-Term Investments (Cost — $487,074,474)				480,603,426
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.9%
Putnam Government Money Market Fund, Class P Shares (Cost — $13,566,362)	3.430%	13,566,362	$13,566,362 (i)(j)
Total Investments — 104.2% (Cost — $500,640,836)			494,169,788
TOB Floating Rate Notes — (6.1)%			(28,795,000)
Other Assets in Excess of Other Liabilities — 1.9%			9,039,090
Total Net Assets — 100.0%			$474,413,878

(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(h)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $13,566,362 and the cost was $13,566,362 (Note 6).

See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Franklin Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CWA	—	Clean Water Act
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PFC	—	Public Facilities Corporation
PSF	—	Permanent School Fund
TCRS	—	Transferable Custodial Receipts
USD	—	Unified School District
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $487,074,474)	$480,603,426
Investments in affiliated securities, at value (Cost — $13,566,362)	13,566,362
Interest receivable	6,631,216
Receivable for Fund shares sold	3,111,787
Dividends receivable from affiliated investments	84,438
Total Assets	503,997,229
Liabilities:
TOB Floating Rate Notes (Note 1)	28,795,000
Interest expense payable	409,641
Investment management fee payable	137,548
Trustees’ fees payable	97,062
Service and/or distribution fees payable	383
Accrued expenses	143,717
Total Liabilities	29,583,351
Total Net Assets	$474,413,878
Net Assets:
Paid-in capital	$515,059,143
Total distributable earnings (loss)	(40,645,265)
Total Net Assets	$474,413,878
Shares Outstanding	60,981,634
Net Asset Value	$7.78
See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2026(a)

Investment Income:
Interest	$10,985,319
Dividends from affiliated investments	96,350
Total Investment Income	11,081,669
Expenses:
Investment management fee (Note 2)	754,284
Interest expense	365,208
Service and/or distribution fees (Note 2)	78,883
Registration fees	34,029
Transfer agent fees	25,882
Audit and tax fees	2,517
Trustees’ fees	1,775
Shareholder reports	1,178
Legal fees	677
Miscellaneous expenses	1,733
Total Expenses	1,266,166
Less: Fee waivers and/or expense reimbursements (Note 2)	(6,472)
Expense reductions (Note 2)	(29,061)
Net Expenses	1,230,633
Net Investment Income	9,851,036
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(6,168,251)
Futures contracts	(279,369)
Net Realized Loss	(6,447,620)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,454,719
Futures contracts	221,239
Change in Net Unrealized Appreciation (Depreciation)	6,675,958
Net Gain on Investments and Futures Contracts	228,338
Increase in Net Assets From Operations	$10,079,374

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax Exempt
Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements
for additional information about the Reorganization.

See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2026 (unaudited) and the Year Ended September 30, 2025	2026(a)	2025
Operations:
Net investment income	$9,851,036	$19,788,560
Net realized loss	(6,447,620)	(242,741)
Change in net unrealized appreciation (depreciation)	6,675,958	(20,136,826)
Increase (Decrease) in Net Assets From Operations	10,079,374	(591,007)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(7,825,689)	(19,235,038)
Decrease in Net Assets From Distributions to Shareholders	(7,825,689)	(19,235,038)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (62,703,155 and 6,523,760 shares issued, respectively)	492,818,822	50,458,445
Reinvestment of distributions (145,357 and 2,284,520 shares issued, respectively)	1,139,991	17,584,999
Cost of shares repurchased (68,777,449 and 18,899,274 shares repurchased, respectively)	(539,239,190)	(145,384,049)
Decrease in Net Assets From Fund Share Transactions	(45,280,377)	(77,340,605)
Decrease in Net Assets	(43,026,692)	(97,166,650)
Net Assets:
Beginning of period	517,440,570	614,607,220
End of period	$474,413,878	$517,440,570

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax Exempt
Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements
for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
	2026[1,2,3]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$7.74	$7.99	$7.30	$7.32	$8.86	$8.69
Income (loss) from operations:
Net investment income	0.16	0.29	0.28	0.26	0.21	0.21
Net realized and unrealized gain (loss)	0.01	(0.26)	0.68	(0.02)	(1.38)	0.17
Total income (loss) from operations	0.17	0.03	0.96	0.24	(1.17)	0.38
Less distributions from:
Net investment income	(0.13)	(0.28)	(0.27)	(0.26)	(0.21)	(0.21)
Net realized gains	—	—	—	—	(0.16)	—
Total distributions	(0.13)	(0.28)	(0.27)	(0.26)	(0.37)	(0.21)
Net asset value, end of period	$7.78	$7.74	$7.99	$7.30	$7.32	$8.86
Total return, based on NAV[4,5]	2.19%	0.49%	13.34%	3.20%	(13.58)%	4.42%
Net assets, end of period (000s)	$474,414	$8,514	$8,646	$6,925	$3,337	$5,569
Ratios to average net assets:
Gross expenses	0.53%[6]	0.65%	0.64%	0.66%	0.56%	0.54%
Net expenses[7,8,9]	0.52 [6]	0.65	0.64	0.66	0.56	0.54
Net investment income[8]	4.13 [6]	3.76	3.60	3.43	2.53	2.36
Portfolio turnover rate	6%	11%	35%	38%	57%	34%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax Exempt
Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements
for additional information about the Reorganization.

[4]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the net expense ratio and the net investment income ratio would have been 0.53% and 4.12%, respectively, for the period ended
March 31, 2026, and would not have changed for the years ended September 30, 2025, 2024, 2023, 2022 and 2021.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets
Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of

Franklin Municipal Income ETF 2026 Semi-Annual Report

the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$421,628,989	—	$421,628,989
Municipal Bonds Deposited in Tender Option Bond Trusts	—	41,212,925	—	41,212,925
Collateralized Mortgage Obligations	—	17,761,512	—	17,761,512
Total Long-Term Investments	—	480,603,426	—	480,603,426
Short-Term Investments†	$13,566,362	—	—	13,566,362
Total Investments	$13,566,362	$480,603,426	—	$494,169,788

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid

Franklin Municipal Income ETF 2026 Semi-Annual Report

to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended March 31, 2026, the average daily amount of floating rate notes outstanding was $28,795,000 and weighted average interest rate was 2.50%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual
Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Franklin Municipal Income ETF 2026 Semi-Annual Report

(f) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period October 1, 2025 through October 24, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(j) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the
Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
Effective after the market close on October 24, 2025, the Fund pays its investment manager an annual all-inclusive unified management fee of 0.30% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

Franklin Municipal Income ETF 2026 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period October 1, 2025 through October 24, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.590%
0.540%
0.490%
0.440%
0.390%
0.370%
0.360%
0.355%

For the six months ended March 31, 2026, the annualized gross effective investment management fee rate was 0.32% of the Fund’s average daily net assets.
For the period October 1, 2025 through October 24, 2025, Advisers had contractually agreed, through January 30, 2027, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
The predecessor mutual fund had entered into an arrangement with Putnam Investor Services, Inc. whereby credits realized as a result of uninvested cash balances are used to
Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
reduce a portion of the predecessor mutual fund’s transfer agent fees. During the period October 1, 2025 through October 24, 2025, the fees were reduced as noted in the Statement of Operations.
During the six months ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $6,472, all of which was an affiliated money market fund waiver.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares were waived. For the period October 1, 2025 through October 24, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Class A Shares
Sales charges	$2,338
CDSCs	559
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$27,797,660
Sales	74,023,709
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$471,845,836	$10,590,439	$(17,061,487)	$(6,471,048)
4. Derivative instruments and hedging activities
At March 31, 2026, the Fund did not have any derivative instruments outstanding.

Franklin Municipal Income ETF 2026 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(279,369)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$221,239
During the six months ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)†	$5,960,018

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash
Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold	29,692	$230,037	3,438,395 [2]	$26,640,529 [2]
Shares issued on reinvestment	124,434	975,562	1,963,995	15,112,407
Shares repurchased	(58,185,941)	(456,022,323)	(13,518,398)	(103,910,264)
Net decrease	(58,031,815)	$(454,816,724)	(8,116,008)	$(62,157,328)
Class C Shares[1]
Shares sold	129	$1,005	9,452	$73,607
Shares issued on reinvestment	430	3,380	11,058	85,456
Shares repurchased	(257,481)	(2,022,356)	(341,600)[2]	(2,645,855)[2]
Net decrease	(256,922)	$(2,017,971)	(321,090)	$(2,486,792)
Total Fund (Previously R6 Shares)[3]
Shares sold	62,599,821	$492,014,868	533,979	$4,094,763
Shares issued on reinvestment	2,979	23,388	39,401	303,617
Shares repurchased	(2,720,613)	(21,354,504)	(555,527)	(4,269,091)
Net increase	59,882,187	$470,683,752	17,853	$129,289
Class Y Shares[1]
Shares sold	73,513	$572,912	2,541,934	$19,649,546
Shares issued on reinvestment	17,514	137,661	270,066	2,083,519
Shares repurchased	(7,613,414)	(59,840,007)	(4,483,749)	(34,558,839)
Net decrease	(7,522,387)	$(59,129,434)	(1,671,749)	$(12,825,774)

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]
Effective after the market close on October 24, 2025, the predecessor mutual fund, reorganized into this Fund (the
“Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Franklin Municipal Income ETF 2026 Semi-Annual Report

all or some portion of the six months ended March 31, 2026. The following transactions were effected in such company for the six months ended March 31, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$44,556,168	44,556,168	$30,989,806	30,989,806
Putnam Short Term Investment Fund, Class P Shares	$6,471,505	13,433,687	13,433,687	19,905,192	19,905,192
Total	$6,471,505	$57,989,855		$50,894,998

(cont’d)	Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$84,438	—	—	$13,566,362
Putnam Short Term Investment Fund, Class P Shares	—	11,912	—	—	—
	—	$96,350	—	—	$13,566,362
7. Capital loss carryforward
For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. As of September 30, 2025, the Fund had capital loss carryforward remaining, which have no expiration date, of $30,278,193, that will be available to offset future taxable capital gains.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Franklin Municipal Income ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Municipal Income ETF 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s initial management and sub-advisory contracts
At their meeting on May 16, 2025 (the “Meeting”), the Board of Trustees (“Board” or the “Trustees”) of your fund (which is a New ETF, as defined below), including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “Putnam Funds”) (the “Independent Trustees”), approved the initial management contract with Franklin Advisers, Inc. (the “Advisor”), an initial sub-advisory contract between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and an initial sub-advisory contract between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
At the Meeting and in connection with the approval of the Management Contracts, the Trustees approved the creation of ten new exchange-traded funds, including your fund (the “New ETFs” and each, a “New ETF”), and the acquisition of assets and assumption of liabilities of ten Putnam mutual funds (the “Converted Funds” and each, a “Converted
Fund”) by the corresponding New ETF in the chart below (each, a “Merger”).
Converted Funds	New ETFs
Putnam California Tax Exempt Income Fund	Franklin California Municipal Income ETF
Putnam Massachusetts Tax Exempt Income Fund	Franklin Massachusetts Municipal Income ETF
Putnam Minnesota Tax Exempt Income Fund	Franklin Minnesota Municipal Income ETF
Putnam New Jersey Tax Exempt Income Fund	Franklin New Jersey Municipal Income ETF
Putnam New York Tax Exempt Income Fund	Franklin New York Municipal Income ETF
Putnam Ohio Tax Exempt Income Fund	Franklin Ohio Municipal Income ETF
Putnam Pennsylvania Tax Exempt Income Fund	Franklin Pennsylvania Municipal Income ETF
Putnam Short-Term Municipal Income Fund	Franklin Short-Term Municipal Income ETF
Putnam Tax Exempt Income Fund	Franklin Municipal Income ETF
Putnam Tax-Free High Yield Fund	Franklin Municipal High Yield ETF
General conclusions
The Board oversees the management of the Putnam Funds and, as required by law, determines whether to approve the Putnam Funds’ management contracts, including with respect to your New ETF’s initial management contract with the Advisor and the initial sub-advisory contracts with respect to your New ETF between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services to be provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its

Franklin Municipal Income ETF

Contract Committee, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its initial contract review. The Contract Committee consists solely of Independent Trustees.
The Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act, assisted the Board and the Contract Committee as part of the initial contract review process. As part of this process, the Board and the Contract Committee considered, where applicable, information provided by the Advisor as part of the annual contract review process for the other Putnam Funds, including the Converted Funds. The Contract Committee met with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided regarding the New ETFs. The Contract Committee recommended, and the Independent Trustees approved, your New ETF’s Management Contracts.
Before approving the Management Contracts, the Board took into account a number of factors, including:
•  That its merger would differentiate your New ETF from other, larger municipal bond mutual fund offerings in the Franklin Templeton fund complex and that there would be greater potential to grow assets (and avoid potential asset loss, which would increase shareholder expenses) by offering the current municipal mutual fund strategies as exchange-traded funds in categories where there is no affiliated offering (and more limited current external competition);
•  That your New ETF would be subject to a unitary management fee structure, whereby the Advisor would bear substantially all operating expenses of the New ETF, and that your New ETF would have a lower management fee and lower total expense ratio than the Converted Fund;
•  That your New ETF would have the same investment goal, investment strategies, policies, and restrictions as those of the Converted Fund and would be managed by the same portfolio management team;
•  That the fee schedule to be in effect for your New ETF would represent reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees to be paid by competitive funds, and the costs to be incurred by the Advisor in providing services to the fund;
•  That the fee schedule to be in effect for your New ETF would represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the New ETF at expected asset levels;
•  That the New ETFs would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary
Franklin Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
relationships, which may provide additional opportunities for the New ETFs to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules to be in effect for each New ETF. The Trustees also reviewed the anticipated total expenses of each New ETF, recognizing that the New ETFs have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.
Under its Management Contract, your New ETF pays a management fee at a fixed rate of 30 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the New ETF’s organizational and other operating expenses with limited exceptions, which include fees, if any, payable under the New ETF’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by management from an unaffiliated third-party database containing comparable funds. This comparative information included your New ETF’s anticipated total expenses in comparison to the median total expenses (excluding any applicable 12b-1 fees) of this peer group, which provides a general indication of your New ETF’s relative standing. The peer group for your New ETF was comprised of actively managed exchange-traded funds, which included your New ETF and seven other General & Insured Municipal Debt Funds. The Trustees noted that the anticipated total expenses (excluding any applicable 12b-1 fees) for your New ETF were equal to the median of its custom peer group.
As the Advisor could not report any financial results from its relationship with the New ETFs because the New ETFs had not commenced investment operations, the Board could not evaluate the Advisor’s profitability with respect to the New ETFs. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the New ETFs, including the fee schedule for your New ETF, represented reasonable compensation for the services to be provided and were expected to represent an appropriate sharing between fund

Franklin Municipal Income ETF

shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their initial contract review for the New ETFs included information regarding services provided and fees charged by the Advisor and certain affiliates to certain of their other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
In light of the fact that the New ETF had not yet commenced operations, the Trustees reviewed the historical investment performance of the Converted Fund. The Trustees noted that, following each Merger, each New ETF would be the accounting survivor of, and assume the historical performance of, its corresponding Converted Fund. The Trustees also noted that the New ETF will be able to maintain the Converted Fund’s performance track record, which will assist in marketing and distribution efforts.
For purposes of the Trustees’ evaluation of the Converted Funds’ investment performance, the Trustees generally focused on a competitive industry ranking of each Converted Fund’s total net return over a one-year, three-year and five-year period. In the case of your New ETF’s corresponding Converted Fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper General & Insured Municipal Debt Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
One-year period	Three-year period	Five-year period
2nd	2nd	2nd
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 286, 269 and 260 funds, respectively, in your New ETF’s corresponding Converted Fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that each Converted Fund and its corresponding New ETF would have identical investment goals and seek those goals by employing identical investment strategies. The Trustees considered that each Converted Fund and its corresponding New ETF would have the same investment manager, noting the Advisor’s representation that it would be able to manage the Converted Funds’ investment strategies equally effectively in an ETF structure. The Trustees also noted that each Converted Fund and its corresponding New ETF have the same portfolio management team, and that the same individuals responsible for the day-to-day portfolio management of each Converted Fund will be responsible for the day-to-day portfolio management of its corresponding New ETF.
Franklin Municipal Income ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services to be provided under the management contract with your New ETF. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a New ETF for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the New ETF and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the New ETFs’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your New ETF is not expected to generate a significant amount of soft-dollar credits.

Franklin Municipal Income ETF

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Franklin
Municipal Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Franklin Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48363-SFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 28, 2026